UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549			OMB Approval
			OMB Number:	3235-0456
FORM 24f-2			Expires:	December 31, 2014
Annual Notice of Securities Sold			Estimated average burden
Pursuant to Rule 24f-2			hours per response……….		2

1.	Name and address of issuer:

Alliance Bernstein Variable Products Series Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Fund name:
AllianceBernstein Global Thematic Growth Portfolio
AllianceBernstein Intermediate Bond Portfolio
AllianceBernstein Dynamic Asset Allocation Portfolio
AllianceBernstein Growth Portfolio
AllianceBernstein International Value Portfolio
AllianceBernstein International Growth
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Real Estate Investment Portfolio
AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Value Portfolio
AllianceBernstein Balanced Wealth Strategy Portfolio

3.	Investment Company Act File Number:	811-05398

	Securities Act File Number :	033-18647

4(a).	Last day of fiscal year for which this Form is filed:	December 31, 2014

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c).	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
	the fiscal year pursuant to section 24 (f):				$ -

	(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:		$ -

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable
	to the Commission:		$ -

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-	$ -

	(v)	Net Sales -- if Item 5(i) is greater than Item 5(iv)			$ -
[subtract Item 5(iv) from Item 5(i)]:

	(vi)	Redemption credits available for use in future years
		- if Item 5(i) is less than Item 5(iv) [subtract Item	$ -
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See		x	0.000116
Instruction C.9):

	(viii)	Registration fee due [multiply Item 5(v) by Item		=	$0.00
5(vii)] (enter "0" if no fee is due):

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
	amount of securities (number of shares or other units) deducted here:				-

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
	that number here:				-

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
		+	$ -

8.	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

N/A

Method of Delivery:
Wire Transfer

Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:

Phyllis J. Clarke, Controller

Date:

* Please print the name and title of the signing officer below the signature.